(BULL LOGO)
Merrill Lynch Investment Managers



Semi-Annual Report
September 30, 2002


CMA Ohio
Municipal Money Fund


www.mlim.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.



CMA Ohio Municipal Money Fund
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



To Our Shareholders:


For the six-month period ended September 30, 2002, CMA Ohio
Municipal Money Fund paid shareholders a net annualized yield of 1.02%.* As of September 30, 2002, the Fund's 7-day yield was 1.12%.


Economic Environment
Any improvement in the state of Ohio's economy during the six-month period ended September 30, 2002 was temporary at best. After providing a major drag on the Ohio economy during the last two years, the manufacturing industry, which was in a decline, began to stabilize. However, other major industries, such as retail and construction, saw little relief as their descent contributed to more shedding of jobs. There were limited income gains in the state during the period as layoffs at large corporate headquarters continued to take their toll. Ohio's restricted information technology and telecommunication industries were essentially eliminated by the broad technology collapse. As a result, health care emerged as a dominant industry in the state. The state's seasonally adjusted unemployment rate, which mirrored the national average, hovered around 5.8% during the period. The Federal Reserve Board continued to assess overall economic conditions and the effects of last year's monetary easings and chose to leave the Federal Funds rate unchanged at 1.75%.

Despite a prolonged weak environment in the state during the six-month period ended September 30, 2002, total revenues managed to rise 2.0% above fiscal year 2001 and stayed even with their adjusted budget estimates to end at $20.9 billion. Fiscal year 2003 began where fiscal year 2002 ended with weak economic conditions, however, total revenues for the first three months managed to rise 9.6% to $4.9 billion compared to the same period a year ago. This trend in revenues filtered down to the various Ohio municipalities as reductions in state funding led their issuance for the six-month period to increase to $864 million.


*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.



Investment Strategy
Since our last report to shareholders, we employed a conservative approach to the short-term municipal market in managing CMA Ohio Municipal Money Fund during the six-month period ended September 30, 2002. We prepared for the impending tax season by increasing the Fund's percentage of variable rate demand note (VRDN) securities, with the average life maintained in the 30-day range. This approach allowed us to take advantage of the seasonal rise in VRDN yields as well as utilize the VRDN securities to meet tax-related redemptions. Currently, and with various local municipalities beginning to address the effects of slowing economic conditions on their budgets, yields on longer-dated municipal notes have begun to increase. We used this increase in municipal note yields as an opportunity to selectively purchase some attractively priced issues. As the period progressed and overall tax-related redemptions came in lower than expected, there was growing investor sentiment that low employment growth and continued concern about the stock market's underperformance would impact the domestic economy. Investor sentiment also began to anticipate that the Federal Reserve Board would have the latitude to avoid raising short-term interest rates until some time in 2003. There was even a growing contingent expecting a possible easing of monetary policy by the Federal Reserve Board before year end. We ultimately moved our investment strategy to a more neutral approach by carefully pursuing additional favorably valued longer-dated local notes and increased the Fund's average life to the 50-day range for the balance of the period.

Going forward, we expect to maintain a neutral investment strategy. We anticipate another difficult period as economic conditions, which were once thought to be improving, have begun to deteriorate again.

As a weak stock market and an impending conflict in the Middle East continues to weigh on the short-term municipal market, we will follow the Federal Reserve Board's response to future events and will change our investment approach accordingly. However, with the short-term municipal yield curve extremely flat, we will cautiously take advantage of yield opportunities where they exist. Finally, we continue to monitor the Fund's credit quality as the various local municipalities address their budgeting needs.


In Conclusion
We thank you for your support of CMA Ohio Municipal Money Fund, and we look forward to serving your investment needs in the months and years ahead.


Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(Kenneth A. Jacob)
Kenneth A. Jacob
Senior Vice President



(John M. Loffredo)
John M. Loffredo
Senior Vice President



(Kevin Schiatta)
Kevin Schiatta
Vice President and
Portfolio Manager



October 24, 2002


CMA OHIO MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002                                                          (IN THOUSANDS)

                  Face
State            Amount                                  Issue                                                   Value
Ohio--99.4%      $ 2,700   ABN Amro Munitops Certificates Trust, Westerville Ohio City School District,
                           VRDN, Series 2001-3, 1.70% due 6/01/2009 (c)(e)                                    $    2,700
                   7,595   ABN Amro Munitops Certificates Trust Revenue Bonds, South-Western City
                           School District, Ohio, VRDN, Series 2001-7, 1.70% due 12/01/2007 (a)(c)                 7,595
                   1,945   Allen County, Ohio, GO, BAN, 1.78% due 9/10/2003                                        1,948
                   2,460   Ashland, Ohio, GO, Improvement Notes, 2.50% due 7/01/2003                               2,473
                   5,300   Ashtabula Area, Ohio, City School, GO, BAN, Series A, 2.25% due 11/20/2002              5,306
                   2,100   Ashtabula County, Ohio, Hospital Facilities Revenue Bonds (Ashtabula County
                           Medical Center Project), VRDN, 1.78% due 12/01/2007 (c)                                 2,100
                     520   Ashtabula County, Ohio, IDR (Neff-Perkins County Project), VRDN, AMT,
                           2% due 6/01/2005 (c)                                                                      520
                   2,000   Barberton, Ohio, GO, Improvement Notes, 2.70% due 4/17/2003                             2,003
                  10,245   Butler County, Ohio, EDR (Great Miami Valley YMCA Project), VRDN,
                           1.70% due 9/01/2020 (c)                                                                10,245
                   2,750   Butler County, Ohio, GO, BAN, Series A, 1.88% due 11/15/2002                            2,751
                   8,000   Cincinnati, Ohio, City School District, GO, BAN, 2.25% due 9/11/2003                    8,059
                           Clinton County, Ohio, Hospital Revenue Bonds (Ohio Hospital Capital
                           Asset Inc. Pooled Loan), VRDN (c):
                   4,680      2.10% due 6/01/2028                                                                  4,680
                   3,225      1.90% due 7/01/2029                                                                  3,225
                   4,900   Clinton County, Ohio, Hospital Revenue Refunding Bonds (Memorial Hospital
                           Project), VRDN, Series A-1, 1.75% due 8/01/2022 (c)                                     4,900
                   9,544   Clipper Tax-Exempt, Ohio, HFA, Residential, VRDN, AMT, Series 2000-4, 1.71%
                           due 12/23/2003 (c)                                                                      9,544
                   1,500   Coshocton County, Ohio, GO, Probate Court Building Notes, 2.65% due
                           10/17/2002                                                                              1,500
                   3,221   Coshocton County, Ohio, GO, Refunding, Water Line and Sewer Improvement
                           Notes, 2.80% due 4/17/2003                                                              3,228
                   2,500   Coshocton, Ohio, Water System Improvement Notes, GO, BAN, 2.07% due
                           2/27/2003                                                                               2,503
                   4,800   Cuyahoga County, Ohio, Civic Facility Revenue Bonds (Fairfax Development
                           Corporation), VRDN, 1.80% due 6/01/2022 (c)                                             4,800
                   3,000   Cuyahoga County, Ohio, EDR (Cleveland Botanical Garden Project), VRDN,
                           1.70% due 7/01/2031 (c)                                                                 3,000
                   3,975   Cuyahoga County, Ohio, Health Care Facilities Revenue Bonds (Catholic
                           Charities Facilities), VRDN, 1.75% due 7/01/2012 (c)                                    3,975
                   5,000   Cuyahoga County, Ohio, Hospital Facilities Revenue Bonds (Sisters of Charity
                           Health System), VRDN, 1.70% due 11/01/2030 (c)                                          5,000
                   4,100   Cuyahoga County, Ohio, Hospital Revenue Bonds (The Cleveland Clinic),
                           VRDN, Series D, 1.90% due 1/01/2026 (c)                                                 4,100
                           Cuyahoga County, Ohio, IDR, Refunding, VRDN (c):
                     925      (Curtiss Wright Project), 1.75% due 12/01/2008                                         925
                   2,480      (Parma Care Center Inc. Project), AMT, 1.80% due 12/01/2011                          2,480



Portfolio Abbreviations for CMA Ohio Municipal Money Fund

AMT     Alternative Minimum Tax (subject to)
BAN     Bond Anticipation Notes
CP      Commercial Paper
EDR     Economic Development Revenue Bonds
GO      General Obligation Bonds
HFA     Housing Finance Agency
IDR     Industrial Development Revenue Bonds
M/F     Multi-Family
PCR     Pollution Control Revenue Bonds
ROCS    Reset Option Certificates
VRDN    Variable Rate Demand Notes


CMA OHIO MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 (CONTINUED)                                              (IN THOUSANDS)

                  Face
State            Amount                                  Issue                                                   Value
Ohio                       Cuyahoga County, Ohio, IDR, VRDN (c):
(continued)      $   535      (Athens Pastries Inc. Project), AMT, 1.95% due 6/03/2009                        $      535
                     225      (Erieview Metal Treating Project), 1.95% due 5/05/2010                                 225
                   3,700      (King Nut Project), AMT, 1.95% due 5/01/2021                                         3,700
                   2,200   Darke County, Ohio, GO, Real Estate, BAN, 2.30% due 7/16/2003                           2,207
                   3,300   Dover, Ohio, GO, Improvement Notes, Series A, 2.85% due 4/10/2003                       3,308
                   4,000   Eagle Tax-Exempt Trust, Cleveland, Ohio, Water District, VRDN, Series 98,
                           Class 3501, 1.77% due 1/01/2021 (c)                                                     4,000
                           Eagle Tax-Exempt Trust, Ohio, Water Authority Revenue Bonds (Ohio Edison),
                           VRDN, Series 95 (c):
                  15,000      Class 3501, 1.77% due 7/01/2015                                                     15,000
                   5,800      Class 3502, 1.77% due 7/01/2015                                                      5,800
                   2,500   Franklin County, Ohio, IDR, Refunding (Heekin Can Inc. Project), VRDN,
                           1.75% due 5/01/2007 (c)                                                                 2,500
                   1,650   Fulton County, Ohio, IDR (Gilders Business Holdings Project), VRDN, AMT,
                           1.90% due 4/01/2007 (c)                                                                 1,650
                   2,175   Geauga County, Ohio, GO, BAN, 2.25% due 12/12/2002                                      2,176
                     750   Greene County, Ohio, IDR (FC Limited/AFC Stamping), VRDN, AMT, 1.95% due
                           9/01/2016 (c)                                                                             750
                           Hamilton County, Ohio, EDR, VRDN (c):
                     346      (Cincinnati Performing Arts), 1.70% due 6/15/2005                                      346
                   4,800      (The Contemporary Arts Center), 1.67% due 11/01/2021                                 4,800
                   4,250   Hamilton County, Ohio, Health Care Facilities Revenue Bonds (Sisters of
                           Charity Senior Care), VRDN, 1.75% due 8/01/2027 (c)                                     4,250
                  12,250   Hamilton County, Ohio, Parking System Revenue Bonds, VRDN, 1.67% due
                           12/01/2026 (c)                                                                         12,250
                   1,335   Hancock County, Ohio, IDR (Koehler Brothers Inc. Project), VRDN, AMT,
                           1.95% due 6/01/2014 (c)                                                                 1,335
                   6,090   Hancock County, Ohio, M/F Housing Revenue Bonds (Crystal Glen
                           Apartments), VRDN, AMT, Series A, 1.75% due 1/01/2031 (c)                               6,090
                   2,200   Harrison, Ohio, GO, BAN, 2.48% due 12/19/2002                                           2,202
                   1,025   Henry County, Ohio, GO, BAN, 2.90% due 3/27/2003                                        1,029
                     910   Huber Heights, Ohio, IDR (Lasermike Inc. Project), VRDN, 1.95% due
                           12/01/2014 (c)                                                                            910
                   3,264   Independence, Ohio, EDR, Refunding (Rockside Spectrum Building), VRDN,
                           1.75% due 12/01/2016 (c)                                                                3,264
                   3,750   Independence, Ohio, Local School District, GO, BAN, 2.50% due 4/14/2003                 3,757
                   2,375   Kent, Ohio, GO, BAN, 2.35% due 12/05/2002                                               2,376
                   1,800   Lake County, Ohio, BAN, 2.50% due 4/18/2003                                             1,801
                   1,300   Lakewood, Ohio, GO, BAN, 2.50% due 5/16/2003                                            1,304
                   3,250   Liberty Union Thurston, Ohio, Local School District, Fairfield County, GO,
                           BAN, 2.20% due 1/15/2003                                                                3,255
                   2,205   Lorain County, Ohio, IDR (Cutting Dynamics Project), VRDN, AMT, 1.95% due
                           11/01/2021 (c)                                                                          2,205
                   2,010   Lucas County, Ohio, EDR (Hammill Manufacturing Company Project), VRDN,
                           AMT, 1.75% due 5/01/2010 (c)                                                            2,010
                           Lucas County, Ohio, Hospital Revenue Bonds, VRDN (c):
                     125      (Sunshine Children's Home Project), 1.75% due 12/01/2007                               125
                   1,455      (Sunshine Inc.-Northwest Ohio Project), 1.75% due 6/02/2014                          1,455



CMA OHIO MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 (CONTINUED)                                              (IN THOUSANDS)

                  Face
State            Amount                                  Issue                                                   Value
Ohio             $ 2,200   Lucas County, Ohio, IDR (Reichert Stamping Company Project), VRDN, AMT,
(continued)                1.90% due 7/15/2006 (c)                                                            $    2,200
                   3,810   Mahoning County, Ohio, Revenue Bonds (Youngstown Community School
                           Project), VRDN, 1.75% due 2/01/2017 (c)                                                 3,810
                   3,500   Mansfield, Ohio, GO, BAN, 2.56% due 4/30/2003                                           3,506
                   7,600   Mason, Ohio, EDR (Cedar Village Project), VRDN, 1.69% due 12/01/2017 (c)                7,600
                   1,450   Mason, Ohio, IDR (O D M Properties LLC Project), VRDN, AMT, 1.95% due
                           11/01/2018 (c)                                                                          1,450
                   1,430   Medina County, Ohio, IDR (Partners in Plastics Project), VRDN, AMT,
                           1.95% due 9/01/2012 (c)                                                                 1,430
                   3,317   Middletown, Ohio, GO, BAN, 2.50% due 5/21/2003                                          3,336
                   1,550   Monroe, Ohio, Revenue Bonds, BAN, 2.50% due 12/15/2002                                  1,553
                   2,500   Montgomery County, Ohio, EDR (Benjamin & Marian Project), VRDN, Series A,
                           1.75% due 4/01/2011 (c)                                                                 2,500
                           Montgomery County, Ohio, Health Care Facilities Revenue Bonds, VRDN (c):
                   2,700      (Kettering Affiliated Project), 1.85% due 5/01/2022                                  2,700
                   1,805      (South Community Inc. Project), 1.75% due 9/01/2014                                  1,805
                   1,935   Montgomery County, Ohio, IDR (Citywide Development Corporation Project),
                           VRDN, AMT, 2% due 12/01/2013 (c)                                                        1,935
                   7,330   Montgomery County, Ohio, M/F Housing Revenue Refunding Bonds (Timber
                           Creek Village Apartments), VRDN, AMT, 1.77% due 12/01/2027 (c)                          7,330
                  10,000   Montgomery County, Ohio, Miami Valley Hospital, CP, Series 1998-B, 1.45%
                           due 11/07/2002                                                                         10,000
                   2,000   Morrow County, Ohio, County Services Facilities, GO, BAN, 2.50% due
                           7/23/2003                                                                               2,014
                  15,610   Municipal Securities Trust Certificates, Revenue Refunding Bonds (Ohio State
                           Turnpike Commission), VRDN, Series 2000-104, Class A, 1.90% due
                           11/14/2017 (b)(c)                                                                      15,610
                   3,295   North Baltimore, Ohio, Local School District, GO, BAN, 2.95% due 4/10/2003              3,304
                   5,000   North Union, Ohio, Local School District, Construction and Improvement, GO,
                           BAN, 2.25% due 11/27/2002                                                               5,006
                   1,215   Northeastern, Ohio, Local School District, GO, BAN, 2.36% due 6/26/2003                 1,219
                     350   Obetz, Ohio, IDR (HFI Inc. Project), VRDN, AMT, 2% due 10/01/2003 (c)                     350
                  11,000   Ohio HFA, Revenue Bonds, ROCS, AMT, Series II-R-187, 1.66% due
                           9/01/2007 (c)                                                                          11,000
                   5,300   Ohio State Air Quality Development Authority, PCR (Ohio Edison Company),
                           VRDN, AMT, Series C, 1.85% due 9/01/2018 (c)                                            5,300
                   3,300   Ohio State Air Quality Development Authority, Revenue Refunding Bonds
                           (Cincinnati Gas and Electric), VRDN, Series A, 2.10% due 9/01/2030 (c)                  3,300
                   9,000   Ohio State Environmental Improvement Revenue Bonds, Ohio Water
                           Development (Mead Corporation Project), VRDN, AMT, 1.95% due
                           3/01/2023 (c)                                                                           9,000
                   2,260   Ohio State Higher Educational Facilities Commission Revenue Bonds (Mount
                           Vernon Nazareth College Project), VRDN, 1.75% due 9/01/2009 (c)                         2,260
                   2,445   Ohio State Higher Educational Facilities Commission, Revenue Refunding
                           Bonds (Pooled Financing), VRDN, 1.85% due 12/01/2016 (c)                                2,445
                   2,700   Ohio State, IDR (University Forest Products Project), VRDN, AMT, 1.85% due
                           10/01/2020 (c)                                                                          2,700



CMA OHIO MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 (CONTINUED)                                              (IN THOUSANDS)

                  Face
State            Amount                                  Issue                                                   Value
Ohio                       Ohio State Solid Waste Revenue Bonds (BP Exploration and Oil Inc. Project),
(continued)                VRDN, AMT (c):
                 $ 7,500      1.95% due 2/01/2033                                                             $    7,500
                   8,000      1.25% due 8/01/2034                                                                  8,000
                   3,500      1.95% due 8/01/2034                                                                  3,500
                   1,900   Ohio State Solid Waste Revenue Refunding Bonds (BP Products of North
                           America), VRDN, AMT, 1.95% due 8/01/2034 (c)                                            1,900
                   3,000   Ohio State Water Development Authority, Solid Waste Disposal Revenue Bonds
                           (American Steel & Wire Corporation), VRDN, AMT, 1.85% due 9/01/2025 (c)                 3,000
                   6,000   Ohio State Water Development Authority, Solid Waste Facilities Revenue Bonds
                           (Pel Technologies Project), VRDN, AMT, 1.85% due 7/01/2027 (c)                          6,000
                   6,000   Ottawa & Glandorf, Ohio, Local School District, GO, BAN, 2.50% due
                           12/12/2002                                                                              6,010
                           Perrysburg, Ohio, GO, BAN:
                   3,565      2.65% due 11/14/2002                                                                 3,567
                   2,045      2.55% due 5/29/2003                                                                  2,052
                   2,785   Perrysburg, Ohio, GO, Refunding, BAN, 2.65% due 11/14/2002                              2,786
                           Portage County, Ohio, Industrial Revenue Bonds, VRDN (c):
                   8,455      (Commercial Turf Products Ltd. Project), AMT, 1.85% due 5/01/2022                    8,455
                   1,035      (John E. Susong Project), Series B, 1.95% due 5/02/2016                              1,035
                   1,040      (NCSP L.P. Project), AMT, 2% due 7/01/2014                                           1,040
                           Portage County, Ohio, Industrial Revenue Refunding Bonds, VRDN (c):
                   1,595      (John E. Susong Project), Series A, 1.95% due 5/02/2011                              1,595
                   2,060      (PM Properties One Ltd.), AMT, 2% due 11/01/2012                                     2,060
                     700   Rickenbacker, Ohio, Port Authority, IDR, Refunding (Rickenbacker Holdings, Inc.),
                           VRDN, 1.85% due 12/01/2010 (c)                                                            700
                   3,150   Rossford, Ohio, Various Purpose, GO, BAN, 2.75% due 6/24/2003 (d)                       3,170
                           Sandusky County, Ohio, IDR, VRDN, AMT (c):
                     185      (Crown Battery Manufacturing Company), 1.95% due 8/06/2003                             185
                   2,195      (Louis G. Freeman Company Project), 1.95% due 7/01/2017                              2,195
                   2,135      (Magnesium Refining Technologies Inc. Project), Series A, 1.95% due
                              9/01/2007                                                                            2,135
                   2,395   Sandusky, Ohio, Various Purpose, GO, 2.50% due 7/24/2003                                2,410
                   1,685   Seneca County, Ohio, Health Care Facilities Revenue Bonds (Good Shepherd
                           Home Project), VRDN, 1.75% due 10/01/2017 (c)                                           1,685
                   1,450   Sheffield, Ohio, GO, Tax Incremental Financing Notes, 2% due 1/29/2003                  1,451
                     165   Solon, Ohio, IDR (Tameran Project), VRDN, AMT, 1.95% due 11/01/2004 (c)                   165
                   2,000   Springboro, Ohio, GO, BAN, 2.60% due 5/29/2003                                          2,008
                           Stark County, Ohio, IDR, VRDN, AMT (c):
                     485      (Superior Dairy Inc. Project), 2% due 5/01/2003                                        485
                     990      (Wilkof-Morris Project), 1.95% due 1/01/2010                                           990
                   1,400   Strongsville, Ohio, IDR (E&E Properties/Dupli Systems Project), VRDN, AMT,
                           1.90% due 2/01/2010 (c)                                                                 1,400
                   2,850   Summit County, Ohio, Exempt Facility Revenue Bonds (KB Compost Services
                           Inc. Project), VRDN, AMT, 1.95% due 12/01/2011 (c)                                      2,850
                   1,025   Summit County, Ohio, IDR (Texler Inc. Project), AMT, 2.50% due 11/01/2002               1,025



CMA OHIO MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 (CONCLUDED)                                              (IN THOUSANDS)

                  Face
State            Amount                                  Issue                                                   Value
Ohio                       Summit County, Ohio, IDR, VRDN (c):
(concluded)      $   980      (Ace Precision Industries Inc. Project), 1.90% due 7/01/2014                    $      980
                     832      (Austin Printing Company Inc. Project), AMT, 1.90% due 8/01/2006                       832
                     500      (Steffen Bookbinders Project), AMT, 1.90% due 11/01/2004                               500
                   1,015      (Waldonia Investment Project), AMT, 1.95% due 7/01/2018                              1,015
                   2,980   Trumbull County, Ohio, IDR (ATD Corporation Project), VRDN, AMT,
                           1.95% due 8/01/2010 (c)                                                                 2,980
                   1,425   Union County, Ohio, IDR (Union Aggregates Company Project), VRDN, AMT,
                           1.85% due 11/01/2006 (c)                                                                1,425
                     850   Valley View, Ohio, IDR (Porter Development Project), VRDN, AMT, 1.90% due
                           5/01/2016 (c)                                                                             850
                   1,170   Valley View, Ohio, IDR, Refunding and Improvement Bonds (Sweet Valley
                           Dillon), VRDN, 1.95% due 4/01/2011 (c)                                                  1,170
                   6,250   Van Wert, Ohio, City School District, BAN, 2.50% due 10/10/2002                         6,251
                   3,000   Wauseon, Ohio, GO, BAN, 2.75% due 11/27/2002                                            3,003
                   2,000   West Chester Township, Ohio, Road Improvement Notes, GO, Refunding,
                           2.75% due 6/18/2003                                                                     2,014
                   4,375   Williams County, Ohio, IDR (20/20 Custom Molded Project), VRDN, AMT,
                           1.90% due 11/01/2012 (c)                                                                4,375
                   1,335   Williams County, Ohio, Various Purpose, GO, 2.95% due 5/08/2003                         1,340
                   1,600   Willoughby, Ohio, IDR (Malish Brush and Specialty), VRDN, AMT, 2% due
                           6/01/2009 (c)                                                                           1,600
                   2,285   Wood County, Ohio, EDR (Great Lakes Window Project), AMT, 2.50% due
                           12/01/2002                                                                              2,285
                     415   Wood County, Ohio, IDR (Centaur Tool and Die Inc. Project), VRDN, AMT,
                           1.90% due 8/01/2010 (c)                                                                   415
                     890   Wooster, Ohio, IDR (Litco International Inc. Project), VRDN, AMT, 1.90% due
                           5/01/2010 (c)                                                                             890
                   7,198   Youngstown, Ohio, City School District, GO, BAN, 2.75% due 4/10/2003                    7,211
                     940   Zanesville-Muskingum County, Ohio, Port Authority, IDR (B.E. Products Inc.
                           Project), VRDN, AMT, 2% due 9/01/2004 (c)                                                 940

                           Total Investments (Cost--$432,268*)--99.4%                                            432,268
                           Other Assets Less Liabilities--0.6%                                                     2,609
                                                                                                              ----------
                           Net Assets--100.0%                                                                 $  434,877
                                                                                                              ==========

(a)AMBAC Insured.
(b)FGIC Insured.
(c)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at September 30, 2002.
(d)FSA Insured.
(e)MBIA Insured.
*Cost for Federal income tax purposes.

See Notes to Financial Statements.


CMA OHIO MUNICIPAL MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2002
Assets:
Investments, at value (identified cost--$432,268,419)                                                     $  432,268,419
Cash                                                                                                             156,432
Receivables:
  Interest                                                                               $    1,772,411
  Securities sold                                                                                   347        1,772,758
                                                                                         --------------
Prepaid registration fees and other assets                                                                     1,010,109
                                                                                                          --------------
Total assets                                                                                                 435,207,718
                                                                                                          --------------

Liabilities:
Payables:
  Investment adviser                                                                            188,157
  Distributor                                                                                   108,693
  Dividends to shareholders                                                                          32          296,882
                                                                                         --------------
Accrued expenses                                                                                                  33,900
                                                                                                          --------------
Total liabilities                                                                                                330,782
                                                                                                          --------------

Net Assets                                                                                                $  434,876,936
                                                                                                          ==============

Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of shares
authorized                                                                                                $   43,487,694
Paid-in capital in excess of par                                                                             391,389,242
                                                                                                          --------------

Net Assets--Equivalent to $1.00 per share based on 434,876,937 shares of
beneficial interest outstanding                                                                           $  434,876,936
                                                                                                          ==============

See Notes to Financial Statements.


CMA OHIO MUNICIPAL MONEY FUND
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002
Investment Income:
Interest and amortization of premium                                                                      $    3,882,045

Expenses:
Investment advisory fees                                                                 $    1,135,605
Distribution fees                                                                               282,976
Accounting services                                                                              51,109
Transfer agent fees                                                                              32,024
Professional fees                                                                                26,419
Printing and shareholder reports                                                                 13,276
Registration fees                                                                                11,560
Pricing fees                                                                                      7,667
Custodian fees                                                                                    3,780
Trustees' fees and expenses                                                                       2,165
Other                                                                                             5,370
                                                                                         --------------
Total expenses                                                                                                 1,571,951
                                                                                                          --------------
Investment income--net                                                                                         2,310,094
                                                                                                          --------------

Net Increase in Net Assets Resulting from Operations                                                      $    2,310,094
                                                                                                          ==============

See Notes to Financial Statements.


CMA OHIO MUNICIPAL MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           For the Six        For the
                                                                                           Months Ended      Year Ended
                                                                                          September 30,      March 31,
Increase (Decrease) in Net Assets:                                                             2002             2002
Operations:
Investment income--net                                                                   $    2,310,094   $    8,509,082
Realized gain on investments--net                                                                    --            4,749
                                                                                         --------------   --------------
Net increase in net assets resulting from operations                                          2,310,094        8,513,831
                                                                                         --------------   --------------

Dividends & Distributions to Shareholders:
Investment income--net                                                                      (2,310,094)      (8,509,082)
Realized gain on investments--net                                                               (2,228)               --
                                                                                         --------------   --------------
Net decrease in net assets resulting from dividends and distributions to
shareholders                                                                                (2,312,322)      (8,509,082)
                                                                                         --------------   --------------

Beneficial Interest Transactions:
Net proceeds from sale of shares                                                            706,777,356    1,543,145,639
Value of shares issued to shareholders in reinvestment of dividends and
distributions                                                                                 2,312,214        8,509,093
                                                                                         --------------   --------------
                                                                                            709,089,570    1,551,654,732
Cost of shares redeemed                                                                   (728,406,789)  (1,559,404,011)
                                                                                         --------------   --------------
Net decrease in net assets derived from beneficial interest transactions                   (19,317,219)      (7,749,279)
                                                                                         --------------   --------------

Net Assets:
Total decrease in net assets                                                               (19,319,447)      (7,744,530)
Beginning of period                                                                         454,196,383      461,940,913
                                                                                         --------------   --------------
End of period                                                                            $  434,876,936   $  454,196,383
                                                                                         ==============   ==============

See Notes to Financial Statements.


CMA OHIO MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS

The following per share data and ratios
have been derived from information                       For the Six
provided in the financial statements.                    Months Ended
                                                        September 30,              For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:                      2002         2002          2001         2000         1999
Per Share Operating Performance:
Net asset value, beginning of period                      $    1.00    $    1.00    $    1.00    $    1.00     $    1.00
                                                          ---------    ---------    ---------    ---------     ---------
Investment income--net                                          .01          .02          .03          .03           .03
Realized gain on investments--net                                --         --++           --         --++            --
                                                          ---------    ---------    ---------    ---------     ---------
Total from investment operations                                .01          .02          .03          .03           .03
                                                          ---------    ---------    ---------    ---------     ---------

Less Dividends and Distributions:
Investment income--net                                        (.01)        (.02)        (.03)        (.03)         (.03)
Realized gain on investments--net                              --++           --           --           --            --
                                                          ---------    ---------    ---------    ---------     ---------
Total dividends and distributions                             (.01)        (.02)        (.03)        (.03)         (.03)
                                                          ---------    ---------    ---------    ---------     ---------
Net asset value, end of period                            $    1.00    $    1.00    $    1.00    $    1.00     $    1.00
                                                          =========    =========    =========    =========     =========

Total Investment Return                                      1.02%*        1.81%        3.49%        2.89%         2.85%
                                                          =========    =========    =========    =========     =========

Ratios to Average Net Assets:
Expenses                                                      .69%*         .70%         .70%         .69%          .71%
                                                          =========    =========    =========    =========     =========
Investment income--net                                       1.02%*        1.83%        3.43%        2.85%         2.80%
                                                          =========    =========    =========    =========     =========

Supplemental Data:
Net assets, end of period (in thousands)                  $ 434,877    $ 454,196    $ 461,941    $ 432,473     $ 402,370
                                                          =========    =========    =========    =========     =========

*Annualized.
++Amount is less than $.01 per share.

See Notes to Financial Statements.



CMA OHIO MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
CMA Ohio Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis.

Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

(f) Expenses--Certain expenses have been allocated to the individual funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each fund included in the Trust.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates:
..50% of the first $500 million of average daily net assets; .425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .375% of average daily net assets in excess of $1 billion.



CMA OHIO MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended September 30, 2002, the Fund reimbursed FAM $4,658 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.


3. Shares of Beneficial Interest:
The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.



CMA OHIO MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES


Terry K. Glenn--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Roscoe S. Suddarth--Trustee
Richard R. West--Trustee
Edward D. Zinbarg--Trustee
Kenneth A. Jacob--Senior Vice President
John M. Loffredo--Senior Vice President
Kevin A. Schiatta--Vice President
Donald C. Burke--Vice President and
   Treasurer
Phillip S. Gillespie--Secretary



Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210*


*For inquiries regarding your CMA account, call 800-CMA-INFO
(800-262-4636).